Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 M
Income Taxes 1		100.00%
Income Taxes 2		$ 18
Income Taxes 3		21
Income Taxes 4		10
Income Taxes 5		12
Income Taxes 6		10
Income Taxes 7		12
Income Taxes 8		12
Income Taxes 1	23
Income Taxes 2	15
Income Taxes 3	$ 10